ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

July 11, 2017	Kate Nichols T +1 617 854 2418 Kathleen.Nichols@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Highland Funds I

File Nos. 333-132400 and 811-21866

Ladies and Gentlemen:

On behalf of Highland Funds I (the “Trust”) and pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Highland/iBoxx Senior Loan ETF, a series of the Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing submitted via EDGAR on June 19, 2017 (Accession No.: 0001193125-17-207135).

If you have any questions, please contact me at (617) 854-2418.

Sincerely,

/s/ Kate Nichols
Kate Nichols